June 7, 2024
VIA EDGAR
The United States Securities
 and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:
Nationwide Life Insurance Company
Registration Statement(s) filed on Form N-4
Nationwide Variable Account – II
BOA IV	002-75059
BOA America’s Vision Annuity	033-67636
Nationwide Destination All American Gold (2.0)	333-177729
Nationwide Destination All American Gold NY (2.0)	333-177731
Nationwide Destination B (2.0)	333-177439
Nationwide Destination B NY (2.0)	333-177441
Nationwide Destination Future	333-235382
Nationwide Destination Future NY	333-235383
Nationwide Destination Navigator (2.0)	333-177934
Nationwide Destination Navigator NY (2.0)	333-177938
BOA America’s Future Annuity II	333-103093
Nationwide Destination B	333-160635
Nationwide Destination C	333-104511
Nationwide Destination EV (2.0)	333-177316
Nationwide Destination EV NY (2.0)	333-177319
Nationwide Destination L	333-151990
Nationwide Destination L (2.0)	333-177581
Nationwide Destination L NY (2.0)	333-177582
Nationwide Heritage Annuity	333-104513
Nationwide Destination All American Gold	333-103094
Compass All American Gold
Key All American Gold
M&T All American Gold (Variable Annuity Portfolio II)
Wells Fargo Gold Variable Annuity
BOA Future Venue Annuity	333-104513
Nationwide Variable Account - 4
Nationwide Destination Freedom+	333-201820
Nationwide Variable Account - 9
BOA V	333-56073
America’s Future Horizon Annuity	333-28995
Nationwide Variable Account - 15
Nationwide Advisory Retirement Income Annuity	333-227783
Nationwide Advisory Retirement Income Annuity NY	333-227780
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-4 that:
(1)
the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)
the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at (614) 677-4304 with any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Gary Lim
Gary Lim
Counsel
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies